Share-Based Payments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-Based Payments
NOTE 16: SHARE-BASED PAYMENTS
The Group operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees.
The warrants are accounted for as equity-settled share-based payment plans since the Group has no legal or constructive obligation
to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one common share of the Group. The warrants are granted for free and have an exercise price equal to the lower of the average closing price of the Group’s share over the 30 days prior to the offer, and the last closing price before the day of the offer, as determined by the Board of Directors of the Group.
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

	2022			2021
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	13.06	2 136 556	17.00	1 488 006
Granted	1.82	594 450	5.29	760 800
Forfeited	2.74	(109 108)	4.94	(77 250)
Exercised	—	—	—	—
Expired	15.80	(282 252)	10.23	(35 000)
At December 31,	8.36	2 339 646	13.06	2 136 556

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of December 31, 2022	Number of warrants outstanding as of December 31, 2021	Exercise price per share
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	79 315	30.67
08 December 2016	08 December 2019	08 December 2021	7 500	7 500	32.04
29 June 2017	29 June 2020	31 July 2022	—	282 251	31.34
26 October 2018	26 October 2021	31 December 2023	365 817	365 817	18.26
25 October 2019	25 October 2022	31 December 2024	529 950	549 842	7.13
11 December 2020	10 December 2023	31 December 2027	498 883	532 133	6.24
11 October 2021	11 October 2024	31 December 2028	819 983	281 500	2.38

			2 339 646	2 136 556

The Group has a reserve of 568,500 authorized warrants for share based compensation plan as of December 31, 2022.
Warrants issued on May 6, 2013
At the Extraordinary Shareholders Meeting of May 6, 2013, a plan of 266,241 warrants was approved. Warrants were offered to Group’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 2,500 warrants are outstanding as of December 31, 2022.
The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 5, 2014
At the Extraordinary Shareholders Meeting of May 5, 2014, a plan of 100,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 35,698 warrants are outstanding as of December 31, 2022.

The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on 5 November 2015
At the Extraordinary Shareholders Meeting of 5 November 2015, a plan of 466,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 353,550 warrants were accepted by the beneficiaries and 79,315 warrants are outstanding as of December 31, 2022.
These warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on December 8, 2016
On December 8, 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of November 5, 2015. Warrants were offered to Group’s employees and non-employees
in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 7,500 warrants are outstanding as of December 31, 2022.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on June 29, 2017
At the Extraordinary Shareholders Meeting of June 29, 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 334,400 warrants were accepted by the beneficiaries and no warrants are outstanding as of December 31, 2022, as they have expired in 2022.
These warrants will be vested in equal tranches over a period of three
years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2021. The exercise price of the different tranches ranges from €31.34 to €48.89. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 26, 2018
On October 26, 2018, the Board of Directors issued a new plan of 700,000 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 426,050 warrants were accepted by the beneficiaries and 365,817 warrants are outstanding as of December 31, 2022.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2022. The exercise price of the different tranches ranges from €9.36 to €22.04. Warrants not exercised within 5 years after issue become null and void after the 31st of December of the 5 th
year.
Warrants issued on October 25, 2019
On October 25, 2019, the Board of Directors issued a new plan of 939,500 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 602,025 warrants were accepted by the beneficiaries and 529,950 warrants are outstanding as of December 31, 2022. The increase in the number of warrants issued / granted in 2019 follows an update to our benchmark analysis which now incorporates development-stage, biotechnology peers from both Europe and the United States. In addition, the Group had a double allocation of warrants granted in 2019 (Q1:2019 and Q4:2019, respectively). Future double allocation of warrants may be considered. Finally, over the past two years, the Group recruited new EC members as well as new managers which are remunerated in warrants.

These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2023. The exercise price of the different tranches ranges from €5.97 to €9.84. Warrants not exercised within 5 years after issue become null and void after the 31st of December of the 5 th
year.
Warrants issued on December 11, 2020
On December 11, 2020, the Board of Directors issued a new plan of 561,525 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 557,050 warrants were accepted by the beneficiaries and 498,883 warrants are outstanding as of December 31, 2022.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2024. The exercise price of the different tranches ranges from €3.72 to €6.81. Warrants not exercised within 7 years after issue become null and void after the 31st of December of the 7 th
year.
Warrants issued on October 11, 2021
On October 11, 2021, the Board of Directors issued a new plan of 777,050 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 874.200 warrants were accepted by the beneficiaries and 819,983 warrants are outstanding as of December 31, 2022. The difference between the number warrants offered on the 2021 plan and the number of newly issued warrants by the Board on October 11, 2021 is driven by the offer of additional warrants from the reserve of authorized warrants available from previous years plans.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2025. The exercise price of the different tranches ranges from €1.64 to €3.75. Warrants not exercised within 7 years after issue become null and void after the 31st of December of the 7 th
year.
Warrants issued on October 5, 2022
On October 5, 2022, the Board of Directors issued a new plan of 323,700 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, no warrants were accepted by the beneficiaries and no warrants are outstanding as of December 31, 2022.
As a result, as of December 31, 2022
,
there are 2,339,646 warrants outstanding which represent respectively 9.38% of the total number of all its issued and outstanding shares and 8.57% of the total voting financial instruments.
The fair value of the warrants has been determined at grant date based
on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	11 Oct. 2021	Total
Number of warrants issued	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	777 050	4 430 316
Number of warrants accepted	253 150	94 400	353 550	45 000	334 400	426 050	602 025	557 050	874 200	3 539 825
Number of warrants not fully vested as of December 31, 2022	—	—	—	—	—	—	289 834	498 883	819 983	1 608 700
Average exercise price (in €)	2.64	38.25	30.67	32.04	31.34	18.26	7.13	6.24	2.38
Expected share value volatility	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%	56.86%
Risk-free interest rate	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%	-0.30%
Average fair value (in €)	12.44	25.19	20.04	16.18	15.58	8.90	3.99	3.45	1.36
Weighted average remaining contractual life	0.34	1.34	2.84	(1.07)	(0.51)	0.82	1.81	4.94	5.78

The total expense recognized in the income statement for the outstanding warrants totals €1.6 million for the year 2022 (€2.2 million of expense for the prior year 2021).